UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-21829

BBH TRUST
on behalf of the following series:

BBH Core Select
BBH Global Core Select
BBH International Equity Fund
BBH Limited Duration Fund
BBH Intermediate Municipal Bond Fund

(Exact name of Registrant as specified in charter)

140 Broadway,
New York, NY 10005
(Address of principal executive offices)

Corporation Services Company,
2711 Centerville Road, Suite 400,
Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1. SCHEDULES OF INVESTMENTS

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS
January 31, 2016 (unaudited)

Shares		Value

	COMMON STOCKS (89.1%)

	BASIC MATERIALS (3.5%)

1,209,438	Celanese Corp. (Series A)	$ 77,004,917
709,697	Praxair, Inc.	70,969,700
	Total Basic Materials	147,974,617

	COMMUNICATIONS (14.6%)

274,246	Alphabet, Inc. (Class C)1	203,751,066
4,495,225	Comcast Corp. (Class A)	250,428,985
4,866,350	Discovery Communications, Inc. (Class C)1	132,413,383
873,683	eBay, Inc.1	20,496,603
	Total Communications	607,090,037

	CONSUMER CYCLICAL (6.2%)

1,949,151	Bed, Bath & Beyond, Inc.1	84,144,849
3,526,059	Liberty Interactive Corp. QVC Group (Class A)1	91,889,098
1,273,740	Wal-Mart Stores, Inc.	84,525,386
	Total Consumer Cyclical	260,559,333

	CONSUMER NON-CYCLICAL (23.2%)

2,800,599	Baxalta, Inc.	112,051,966
681,059	DENTSPLY International, Inc.	40,107,564
1,021,289	Diageo, Plc. ADR	109,962,187
80,475	FleetCor Technologies, Inc.1	9,885,549
364,829	Henry Schein, Inc.1	55,249,704
2,199,597	Nestle SA ADR	162,198,283
2,032,716	Novartis AG ADR	158,490,867
2,754,974	PayPal Holdings, Inc.1	99,564,760
1,615,519	Unilever NV (NY Shares)	71,745,199
3,425,889	Zoetis, Inc.	147,484,521
	Total Consumer Non-Cyclical	966,740,600

	ENERGY (7.5%)

1,639,268	EOG Resources, Inc.	116,420,813
1,068,089	Occidental Petroleum Corp.	73,516,566
1,263,828	Schlumberger, Ltd.	91,336,850
3,658,423	Southwestern Energy Co.1	32,523,380
	Total Energy	313,797,609

	FINANCIALS (19.7%)

1,268	Berkshire Hathaway, Inc. (Class A)1	246,448,544
125,325	Berkshire Hathaway, Inc. (Class B)1	16,263,425
4,331,721	Progressive Corp.	135,366,281
5,441,587	US Bancorp	217,989,975
4,086,658	Wells Fargo & Co.	205,272,832
	Total Financials	821,341,057

Shares				Value

	COMMON STOCKS (continued)

	INDUSTRIALS (1.5%)

1,202,166	Waste Management, Inc.			$ 63,654,690
	Total Industrials			63,654,690

	TECHNOLOGY (12.9%)

3,026,881	Microsoft Corp.			166,750,874
6,723,089	Oracle Corp.			244,115,362
2,775,404	QUALCOMM, Inc.			125,836,817
	Total Technology			536,703,053

	Total Common Stocks (Identified cost $2,839,814,321)			3,717,860,996

Principal Amount		Maturity Date	Interest Rate

	REPURCHASE AGREEMENTS (6.4%)

$ 268,000,000	National Australia Bank (Agreement dated 01/29/16 collateralized by U.S. Treasury Inflation Indexed Note 0.125%, due 04/15/20, original par $269,080,000, valued at $273,360,000)	02/01/16	0.350%	268,000,000
	Total Repurchase Agreements (Identified cost $268,000,000)			268,000,000

	U.S. TREASURY BILLS (4.8%)

200,000,000	U.S. Treasury Bill2	03/24/16	0.000	199,936,444
	Total U.S. Treasury Bills (Identified cost $199,936,444)			199,936,444

TOTAL INVESTMENTS (Identified cost $3,307,750,765)3			100.3%	$ 4,185,797,440
LIABILITIES IN EXCESS OF OTHER ASSETS			(0.3)%	(13,495,930)
NET ASSETS			100.0%	$ 4,172,301,510

_____________

1	Non-income producing security.
2	Security issued with a zero coupon. Income is recognized through accretion of discount.
3
The aggregate cost for federal income tax purposes is $3,307,750,765, the aggregate gross unrealized appreciation is $1,057,474,071 and the aggregate gross unrealized depreciation is $179,427,396, resulting in net unrealized appreciation of $878,046,675.

Abbreviations:
ADR	−	American Depositary Receipt.

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2016 (unaudited)

FAIR VALUE MEASUREMENTS
BBH Core Select (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2016 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2016.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2016
Basic Materials	$ 147,974,617	$ –	$ –	$ 147,974,617
Communications	607,090,037	–	–	607,090,037
Consumer Cyclical	260,559,333	–	–	260,559,333
Consumer Non-Cyclical	966,740,600	–	–	966,740,600
Energy	313,797,609	–	–	313,797,609
Financials	821,341,057	–	–	821,341,057
Industrials	63,654,690	–	–	63,654,690
Technology	536,703,053	–	–	536,703,053
Repurchase Agreements	–	268,000,000	–	268,000,000
U.S. Treasury Bills	–	199,936,444	–	199,936,444
Investments, at value	$ 3,717,860,996	$ 467,936,444	$ –	$ 4,185,797,440

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended January 31, 2016.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS
January 31, 2016 (unaudited)

Shares		Value

	COMMON STOCKS (91.0%)

	CANADA (3.7%)

	ENERGY

69,250	ARC Resources, Ltd.	$ 926,416
63,300	Vermilion Energy, Inc.	1,684,642
		2,611,058
	FINANCIALS

22,550	Intact Financial Corp.	1,345,743
	Total Canada	3,956,801

	CURAÇAO (1.7%)

	ENERGY

25,700	Schlumberger, Ltd.	1,857,339
	Total Curaçao	1,857,339

	FRANCE (5.1%)

	COMMUNICATIONS

50,870	JCDecaux S.A.	2,002,712

	CONSUMER NON-CYCLICAL

40,700	Sanofi	3,414,209
	Total France	5,416,921

	GERMANY (3.5%)

	BASIC MATERIALS

27,400	Brenntag AG	1,341,381
66,400	Fuchs Petrolub AG	2,350,895
	Total Germany	3,692,276

	ITALY (2.9%)

	CONSUMER NON-CYCLICAL

354,650	Davide Campari-Milano SpA	3,110,812
	Total Italy	3,110,812

	NETHERLANDS (1.7%)

	CONSUMER NON-CYCLICAL

41,400	Unilever NV	1,844,574
	Total Netherlands	1,844,574

	SWEDEN (3.9%)

	ENERGY

224,075	Lundin Petroleum AB1	3,222,635

	FINANCIALS

72,100	Svenska Handelsbanken AB (Class A)	906,241
	Total Sweden	4,128,876

Shares		Value

	COMMON STOCKS (continued)

	SWITZERLAND (7.9%)

	CONSUMER NON-CYCLICAL

58,225	Nestle SA	$ 4,292,417
53,575	Novartis AG	4,159,289
	Total Switzerland	8,451,706

	UNITED KINGDOM (11.4%)

	COMMUNICATIONS

54,625	Nielsen Holdings, Plc.	2,630,740

	CONSUMER NON-CYCLICAL

269,400	Aggreko, Plc.	3,293,433
158,425	Diageo, Plc.	4,244,000
22,200	Reckitt Benckiser Group, Plc.	1,971,148
		9,508,581
	Total United Kingdom	12,139,321

	UNITED STATES (49.2%)

	BASIC MATERIALS

38,600	Celanese Corp. (Series A)	2,457,662
26,025	Praxair, Inc.	2,602,500
		5,060,162
	COMMUNICATIONS

6,923	Alphabet, Inc. (Class C)1	5,143,443
144,600	Discovery Communications, Inc. (Class C)1	3,934,566
		9,078,009
	CONSUMER CYCLICAL

67,550	Bed, Bath & Beyond, Inc.1	2,916,133
70,800	Sally Beauty Holdings, Inc.1	1,951,248
43,110	Wal-Mart Stores, Inc.	2,860,780
		7,728,161
	CONSUMER NON-CYCLICAL

52,500	Baxalta, Inc.	2,100,525
4,300	FleetCor Technologies, Inc.1	528,212
62,800	PayPal Holdings, Inc.1	2,269,592
89,424	Zoetis, Inc.	3,849,703
		8,748,032
	ENERGY

27,025	Occidental Petroleum Corp.	1,860,131

	FINANCIALS

122,350	Wells Fargo & Co.	6,145,641

	TECHNOLOGY

79,875	Microsoft Corp.	4,400,314
169,025	Oracle Corp.	6,137,298

Shares				Value

	COMMON STOCKS (continued)

	UNITED STATES (continued)

	TECHNOLOGY (continued)

73,425	QUALCOMM, Inc.			$ 3,329,089
				13,866,701
	Total United States			52,486,837

	Total Common Stocks (Identified cost $94,081,903)			97,085,463

Principal Amount		Maturity Date	Interest Rate

	REPURCHASE AGREEMENTS (6.6%)

$ 7,000,000	National Australia Bank (Agreement dated 01/29/16 collateralized by U.S. Treasury Inflation Indexed Note 0.125%, due 04/15/20, original par $7,030,000 valued at $7,140,000)	02/01/16	0.350%	7,000,000
	Total Repurchase Agreements (Identified cost $7,000,000)			7,000,000

TOTAL INVESTMENTS (Identified cost $101,081,903)2			97.6%	$ 104,085,463
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			2.4%	2,583,848
NET ASSETS			100.0%	$ 106,669,311

_____________

1	Non-income producing security.
2	The aggregate cost for federal income tax purposes is $101,081,903, the aggregate gross unrealized appreciation is $14,670,451 and the aggregate gross unrealized depreciation is $11,666,891, resulting in net unrealized appreciation of $3,003,560.

BBH Global Core Select’s (the “Fund”) country diversification is based on the respective security’s country of incorporation.

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2016 (unaudited)

FAIR VALUE MEASUREMENTS
The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2016 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2016.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2016
Basic Materials	$ 5,060,162	$ 3,692,276	$ –	$ 8,752,438
Communications	11,708,749	2,002,712	–	13,711,461
Consumer Cyclical	7,728,161	–	–	7,728,161
Consumer Non-Cyclical	8,748,032	26,329,882	–	35,077,914
Energy	6,328,528	3,222,635	–	9,551,163
Financials	7,491,384	906,241	–	8,397,625
Technology	13,866,701	–	–	13,866,701
Repurchase Agreements	–	7,000,000	–	7,000,000
Investments at value	$60,931,717	$43,153,746	$–	$104,085,463

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended January 31, 2016.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
January 31, 2016 (unaudited)

Shares			Value

	COMMON STOCKS (98.6%)

	AUSTRALIA (2.6%)

	CONSUMER NON-CYCLICAL

75,900	Cochlear, Ltd.		$ 5,067,569
117,400	CSL, Ltd.		8,726,296
			13,793,865
	FINANCIALS

455,470	QBE Insurance Group, Ltd.		3,536,951
	Total Australia		17,330,816

	BERMUDA (1.7%)

	DIVERSIFIED

213,300	Jardine Matheson Holdings, Ltd.		11,186,391
	Total Bermuda		11,186,391

	DENMARK (1.8%)

	BASIC MATERIALS

55,383	Novozymes AS (Class B)		2,307,403

	CONSUMER NON-CYCLICAL

77,455	ISS AS		2,736,248
124,200	Novo Nordisk AS (Class B)		6,930,255
			9,666,503
	Total Denmark		11,973,906

	FINLAND (1.3%)

	INDUSTRIALS

191,900	Kone OYJ (Class B)		8,421,822
	Total Finland		8,421,822

	FRANCE (8.2%)

	BASIC MATERIALS

63,400	Air Liquide SA		6,555,975

	CONSUMER CYCLICAL

44,800	LVMH Moet Hennessy Louis Vuitton SE		7,214,915

	CONSUMER NON-CYCLICAL

111,000	Danone SA		7,647,996
57,200	Essilor International SA		7,100,733
40,600	L'Oreal SA		7,001,161
112,633	Sanofi		9,448,467
			31,198,357
	FINANCIALS

81,732	Societe Generale SA		3,124,166

	INDUSTRIALS

171,154	Cie de Saint-Gobain		7,094,723
	Total France		55,188,136

Shares			Value
	COMMON STOCKS (continued)

	GERMANY (7.4%)

	COMMUNICATIONS

460,005	Deutsche Telekom AG		$ 7,977,698

	CONSUMER CYCLICAL

85,400	Adidas AG		8,787,154
68,267	Daimler AG (Class Registered)		4,747,865
			13,535,019
	FINANCIALS

33,364	Allianz SE		5,379,731

	TECHNOLOGY

210,525	SAP SE		16,686,365

	UTILITIES

416,759	RWE AG		5,803,105
	Total Germany		49,381,918

	HONG KONG (7.0%)

	COMMUNICATIONS

1,145,500	China Mobile, Ltd.		12,524,331

	ENERGY

7,352,000	CNOOC, Ltd.		7,446,768

	FINANCIALS

1,579,600	AIA Group, Ltd.		8,841,358
3,025,000	Hang Lung Properties, Ltd.		5,589,855
			14,431,213
	UTILITIES

622,000	CLP Holdings, Ltd.		5,196,876
4,257,738	Hong Kong & China Gas Co., Ltd.		7,453,761
			12,650,637
	Total Hong Kong		47,052,949

	ITALY (1.1%)

	ENERGY

522,796	ENI SpA		7,599,480
	Total Italy		7,599,480

	JAPAN (20.7%)

	BASIC MATERIALS

143,000	Shin-Etsu Chemical Co., Ltd.		7,302,874

	COMMUNICATIONS

146,700	NTT DOCOMO, Inc.		3,272,148
424,500	Rakuten, Inc.		4,372,514
			7,644,662
	CONSUMER CYCLICAL

190,800	Denso Corp.		8,279,955
573,300	Honda Motor Co., Ltd.		15,537,229
			23,817,184

Shares			Value

	COMMON STOCKS (continued)

	JAPAN (continued)

	CONSUMER NON-CYCLICAL

51,400	Kao Corp.		$ 2,757,828
597,400	Kirin Holdings Co., Ltd.		8,516,131
214,100	Takeda Pharmaceutical Co., Ltd.		10,352,045
			21,626,004
	ENERGY

727,700	Inpex Corp.		6,439,025

	FINANCIALS

75,600	Daito Trust Construction Co., Ltd.		9,621,479
382,900	Tokio Marine Holdings, Inc.		13,700,040
			23,321,519
	INDUSTRIALS

132,100	Daikin Industries, Ltd.		8,922,465
51,500	FANUC Corp.		6,875,006
83,200	Hoya Corp.		3,213,811
16,625	Keyence Corp.		7,821,874
385,500	Komatsu, Ltd.		5,724,552
103,000	Mitsubishi Electric Corp.		954,373
15,800	SMC Corp.		3,569,155
			37,081,236
	TECHNOLOGY

306,000	Canon, Inc.		8,550,268
50,100	Tokyo Electron, Ltd.		3,149,885
			11,700,153
	Total Japan		138,932,657

	JERSEY (1.1%)

	CONSUMER NON-CYCLICAL

435,178	Experian, Plc.		7,394,463
	Total Jersey		7,394,463

	NETHERLANDS (1.3%)

	CONSUMER NON-CYCLICAL

383,162	Koninklijke Ahold NV		8,688,682
	Total Netherlands		8,688,682

	SINGAPORE (2.9%)

	COMMUNICATIONS

2,362,000	Singapore Telecommunications, Ltd.		5,873,760

	FINANCIALS

456,003	DBS Group Holdings, Ltd.		4,542,610
528,424	United Overseas Bank, Ltd.		6,760,936
			11,303,546
	INDUSTRIALS

1,235,100	SembCorp Industries, Ltd.		2,197,948
	Total Singapore		19,375,254

Shares			Value

	COMMON STOCKS (continued)

	SPAIN (3.8%)

	COMMUNICATIONS

690,444	Telefonica SA		$ 7,324,454

	CONSUMER CYCLICAL

204,800	Industria de Diseno Textil SA		6,712,888

	FINANCIALS

424,668	Banco Santander SA		1,832,238

	UTILITIES

1,417,849	Iberdrola SA		9,979,621
	Total Spain		25,849,201

	SWEDEN (2.9%)

	COMMUNICATIONS

449,889	Telefonaktiebolaget LM Ericsson (Class B)		3,968,553
1,792,146	TeliaSonera AB		8,446,454
			12,415,007
	CONSUMER CYCLICAL

208,700	Hennes & Mauritz AB (Class B)		6,828,686
	Total Sweden		19,243,693

	SWITZERLAND (14.6%)

	BASIC MATERIALS

4,500	Givaudan SA1		8,416,134
47,853	Syngenta AG		17,632,279
			26,048,413
	CONSUMER CYCLICAL

15,300	Swatch Group AG		5,243,748

	CONSUMER NON-CYCLICAL

217,986	Nestle SA		16,070,190
170,057	Novartis AG		13,202,356
26,400	Roche Holding AG		6,874,285
3,960	SGS SA		7,700,721
			43,847,552
	FINANCIALS

33,590	Zurich Insurance Group AG1		7,447,069

	INDUSTRIALS

545,747	ABB, Ltd.1		9,459,023
46,600	Kuehne + Nagel International AG		6,182,471
			15,641,494
	Total Switzerland		98,228,276

	TAIWAN (1.9%)

	TECHNOLOGY

817,000	Taiwan Semiconductor Manufacturing Co., Ltd.		3,475,685
405,300	Taiwan Semiconductor Manufacturing Co., Ltd. ADR		9,058,455
	Total Taiwan		12,534,140

Shares			Value

	COMMON STOCKS (continued)

	UNITED KINGDOM (18.3%)

	COMMUNICATIONS

361,888	Pearson, Plc.		$ 4,083,034
714,718	Vodafone Group, Plc.		2,275,069
			6,358,103
	CONSUMER CYCLICAL

440,300	Compass Group, Plc.		7,552,703
1,128,151	Kingfisher, Plc.		5,253,923
			12,806,626
	CONSUMER NON-CYCLICAL

183,500	Aggreko, Plc.		2,243,300
259,600	Diageo, Plc.		6,954,347
1,946,874	G4S, Plc.		6,314,496
527,112	GlaxoSmithKline, Plc.		10,805,467
155,000	Intertek Group, Plc.		6,253,839
76,600	Reckitt Benckiser Group, Plc.		6,801,348
62,300	SABMiller, Plc.		3,698,328
211,200	Smith & Nephew, Plc.		3,500,842
3,383,965	Tesco, Plc.1		8,340,857
221,559	Unilever, Plc.		9,703,305
			64,616,129
	ENERGY

511,658	Amec Foster Wheeler, Plc.		3,011,210
382,879	BG Group, Plc.		5,775,606
1,437,441	BP, Plc.		7,750,168
279,646	Royal Dutch Shell, Plc. (Class A)		6,132,611
48,613	Royal Dutch Shell, Plc. (Class B)		1,057,778
			23,727,373
	FINANCIALS

5,578,317	Lloyds Banking Group, Plc.		5,206,860

	UTILITIES

732,065	National Grid, Plc.		10,267,345
	Total United Kingdom		122,982,436

	Total Common Stocks (Identified cost $593,053,371)		661,364,220

TOTAL INVESTMENTS (Identified cost $593,053,371)2		98.6%	$ 661,364,220
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		1.4%	9,222,452
NET ASSETS		100.0%	$ 670,586,672

1	Non-income producing security.
2
The aggregate cost for federal income tax purposes is $593,053,371, the aggregate gross unrealized appreciation is $177,601,250 and the aggregate gross unrealized depreciation is $109,290,401, resulting in net unrealized appreciation of $68,310,849.

BBH International Equity Fund's (the "Fund") country diversification is based on the respective security's country of incorporation.

Abbreviations:
ADR	−	American Depositary Receipt.

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2016 (unaudited)

A. FAIR VALUE MEASUREMENTS
The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2016 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2016.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2016
Australia	$ –	$ 17,330,816	$ –	$ 17,330,816
Bermuda	–	11,186,391	–	11,186,391
Denmark	–	11,973,906	–	11,973,906
Finland	–	8,421,822	–	8,421,822
France	–	55,188,136	–	55,188,136
Germany	–	49,381,918	–	49,381,918
Hong Kong	–	47,052,949	–	47,052,949
Italy	–	7,599,480	–	7,599,480
Japan	–	138,932,657	–	138,932,657
Jersey	–	7,394,463	–	7,394,463
Netherlands	–	8,688,682	–	8,688,682
Singapore	–	19,375,254	–	19,375,254
Spain	–	25,849,201	–	25,849,201
Sweden	–	19,243,693	–	19,243,693
Switzerland	–	98,228,276	–	98,228,276
Taiwan	9,058,455	3,475,685	–	12,534,140
United Kingdom	–	122,982,436	–	122,982,436
Investments, at value	$ 9,058,455	$ 652,305,765	$ –	$ 661,364,220

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ending January 31, 2016.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS
January 31, 2016 (unaudited)

Principal Amount	Maturity Date	Interest Rate	Value
ASSET BACKED SECURITIES (35.7%)

$ 30,437,440	AIM Aviation Finance, Ltd. 2015-1A1	02/15/40	4.213%	$ 29,998,228
4,213,144	Aircraft Lease Securitisation, Ltd. 2007-1A1,2	05/10/32	0.688	4,160,480
10,818,753	Alterna Funding I LLC 2014-1A1	02/15/21	1.639	10,769,723
11,300,000	AmeriCredit Automobile Receivables Trust 2013-3	06/10/19	2.380	11,387,949
1,033,311	Ascentium Equipment Receivables LLC 2014-1A1	01/10/17	1.040	1,033,146
13,628,560	Ascentium Equipment Receivables LLC 2015-1A1	07/10/17	1.150	13,602,542
8,433,333	Avis Budget Rental Car Funding AESOP LLC 2010-5A1	03/20/17	3.150	8,449,051
2,152,238	AXIS Equipment Finance Receivables II LLC 2013-1A1	03/20/17	1.750	2,152,278
26,942,630	AXIS Equipment Finance Receivables III LLC 2015-1A1	03/20/20	1.900	26,902,369
3,167,998	BCC Funding VIII LLC 2014-1A1	06/20/20	1.794	3,152,158
50,310,000	BCC Funding X LLC 2015-11	10/20/20	2.224	50,219,170
8,030,000	Capital Auto Receivables Asset Trust 2013-2	10/22/18	1.960	8,050,015
2,820,000	Capital Auto Receivables Asset Trust 2013-2	04/22/19	2.660	2,850,599
18,140,000	Capital Auto Receivables Asset Trust 2013-21	01/20/22	4.060	18,438,066
13,260,000	Capital Auto Receivables Asset Trust 2013-3	10/22/18	2.790	13,409,358
38,740,000	Carlyle Global Market Strategies Commodities Funding, Ltd. 2014-1A1,2,3	10/15/21	2.522	38,740,236
31,859,111	Cazenovia Creek Funding I LLC 2015-1A1	12/10/23	2.000	31,799,375
1,286,845	CCG Receivables Trust 2013-11	08/14/20	1.050	1,286,709
10,308,358	CCG Receivables Trust 2014-11	11/15/21	1.060	10,275,238
3,693,353	Chesapeake Funding LLC 2011-2A1,2	04/07/24	1.672	3,695,074
2,535,058	Chesapeake Funding LLC 2012-2A1,2	05/07/24	0.872	2,534,131
31,391,760	Chesterfield Financial Holdings LLC 2014-1A1	12/15/34	4.500	31,724,061
12,780,000	CIT Equipment Collateral 2014-VT11	10/21/19	1.500	12,752,882
13,000,000	Citibank Credit Card Issuance Trust 2014-A8	04/09/20	1.730	13,133,243
10,040,000	Credit Acceptance Auto Loan Trust 2014-1A1	10/15/21	1.550	10,015,764
11,160,000	Credit Acceptance Auto Loan Trust 2014-1A1	04/15/22	2.290	11,163,733
2,720,000	Credit Acceptance Auto Loan Trust 2014-2A1	09/15/22	2.670	2,733,862
10,890,000	Credit Acceptance Auto Loan Trust 2015-1A1	01/17/23	2.610	10,926,539
4,651,382	Direct Capital Funding V LLC 2013-21	08/20/18	1.730	4,650,144
35,760,000	Drive Auto Receivables Trust 2015-BA1	07/15/21	2.760	35,764,152
14,301,000	Eagle I, Ltd. 2014-1A1	12/15/39	4.310	14,437,861
36,615,805	ECAF I, Ltd. 2015-1A1	06/15/40	3.473	36,295,417
20,108,876	Emerald Aviation Finance, Ltd. 2013-11	10/15/38	4.650	20,174,029
51,830,000	Engs Commercial Finance Trust 2015-1A1	10/22/21	2.310	51,902,116
2,925,996	Exeter Automobile Receivables Trust 2014-2A1	08/15/18	1.060	2,919,491
19,076,353	FNA Trust 2014-1A1	12/10/22	1.296	19,043,565
15,848,700	FNA Trust 2015-11	12/10/23	3.240	15,828,701
14,500,000	Ford Credit Auto Owner Trust/Ford Credit 2014-21	04/15/26	2.310	14,695,157
28,442,366	Foursight Capital Automobile Receivables Trust 2015-11	01/15/21	2.340	28,444,340
10,090,844	FRS I LLC 2013-1A1	04/15/43	1.800	9,914,280
33,824,167	Global Container Assets, Ltd. 2015-1A1	02/05/30	2.100	33,730,102
16,510,000	GMF Floorplan Owner Revolving Trust 2015-11	05/15/20	1.650	16,478,824
6,525,000	GMF Floorplan Owner Revolving Trust 2015-11	05/15/20	1.970	6,555,234
10,730,000	GMF Floorplan Owner Revolving Trust 2015-11	05/15/20	2.220	10,694,432
22,660,000	Hertz Vehicle Financing LLC 2011-1A1	03/25/18	3.290	22,989,522

Principal Amount	Maturity Date	Interest Rate	Value

ASSET BACKED SECURITIES (continued)

$ 17,750,000	Hyundai Auto Receivables Trust 2013-B	02/15/19	1.710%	$ 17,841,473
1,294,392	Leaf II Receivables Funding LLC 2013-11	10/15/16	1.330	1,293,936
8,972,000	Leaf II Receivables Funding LLC 2013-11	09/15/21	1.980	8,967,954
31,734,647	MarketPlace Loan Trust 2015-OD41	12/18/17	3.250	31,456,968
6,571,830	MCA Fund I Holding LLC 2014-11,2	08/15/24	2.362	6,573,057
11,143,999	MMAF Equipment Finance LLC 2012-AA1	10/10/18	1.350	11,139,373
13,997,363	Nations Equipment Finance Funding II LLC 2014-1A1	07/20/18	1.558	13,994,424
1,081,240	Navitas Equipment Receivables LLC 2013-11	11/15/16	1.950	1,080,769
23,903,000	Navitas Equipment Receivables LLC 2015-11	11/15/18	2.120	23,940,181
51,030,000	NCF Dealer Floorplan Master Trust 2014-1A1,2	10/20/20	1.926	50,552,630
16,658,775	New Mexico State Educational Assistance Foundation 2013-12	01/02/25	1.128	16,110,701
25,142,168	Newstar Commercial Lease Funding LLC 2015-1A1	04/15/19	3.270	25,067,805
11,767,076	Newtek Small Business Loan Trust 2010-11,2	02/25/41	2.919	11,767,076
40,190,000	NextGear Floorplan Master Owner Trust 2014-1A1	10/15/19	1.920	40,010,941
22,470,000	NextGear Floorplan Master Owner Trust 2015-1A1	07/15/19	1.800	22,456,743
13,740,000	NextGear Floorplan Master Owner Trust 2015-1A1,2	07/15/19	2.176	13,747,517
17,300,000	Nordstrom Private Label Credit Card Master Note Trust 2011-1A1	11/15/19	2.280	17,428,105
29,760,000	NRZ Advance Receivables Trust Advance Receivables Backed 2015-T21	08/17/48	3.302	29,898,917
9,200,000	Ocwen Master Advance Receivables Trust 2015-11	09/17/46	2.537	9,198,626
15,000,000	OneMain Financial Issuance Trust 2014-1A1	06/18/24	2.430	14,983,879
15,230,000	OneMain Financial Issuance Trust 2014-2A1	09/18/24	3.020	15,108,769
26,190,000	OneMain Financial Issuance Trust 2015-1A1	03/18/26	3.850	26,335,093
20,010,000	Oxford Finance Funding Trust 2014-1A1	12/15/22	3.475	20,025,438
4,949,907	PFS Tax Lien Trust 2014-11	04/15/16	1.440	4,943,788
50,000,000	Progreso Receivables Funding LLC 2015-B1	07/28/20	3.000	49,695,600
48,729,675	ReadyCap Lending Small Business Loan Trust 2015-12	12/25/38	1.676	48,551,500
12,340,000	Santander Drive Auto Receivables Trust 2013-2	03/15/19	1.950	12,370,765
10,980,000	Santander Drive Auto Receivables Trust 2015-3	04/15/20	2.070	11,021,901
22,790,000	Santander Drive Auto Receivables Trust 2015-3	01/15/21	2.740	22,630,504
23,381,908	Shenton Aircraft Investment I, Ltd. 2015-1A1	10/15/42	4.750	22,914,270
339,901	SMART Trust 2012-4US	03/14/17	0.970	339,697
3,598,635	SMART Trust 2013-2US	02/14/19	1.180	3,581,362
13,420,000	SMART Trust 2015-1US	09/14/18	1.500	13,402,890
1,172,893	SNAAC Auto Receivables Trust 2014-1A1	09/17/18	1.030	1,172,585
33,210,000	Spirit Master Funding LLC 2014-4A1	01/20/45	3.501	32,868,651
9,900,000	Spirit Master Funding VII LLC 2013-1A1	12/20/43	3.887	10,069,498
9,000,000	Springleaf Funding Trust 2014-AA1	12/15/22	2.410	8,980,174
17,320,718	STORE Master Funding LLC 2013-1A1	03/20/43	4.160	17,562,170
12,376,932	STORE Master Funding LLC 2013-2A1	07/20/43	4.370	12,643,155
20,695,449	STORE Master Funding LLC 2013-3A1	11/20/43	4.240	20,788,578
4,004,938	TAL Advantage V LLC 2014-2A1	05/20/39	1.700	3,963,045
20,935,000	TAL Advantage V LLC 2014-3A1	11/21/39	3.270	20,737,438
29,015,000	Textainer Marine Containers, Ltd. 2014-1A1	10/20/39	3.270	28,734,352

Principal Amount	Maturity Date	Interest Rate	Value

ASSET BACKED SECURITIES (continued)

$ 11,530,000	Trade MAPS 1, Ltd. 2013-1A1,2	12/10/18	1.674%	$ 11,379,457
49,760,000	Trafigura Securitisation Finance, Plc. 2014-1A1,2	10/15/21	1.376	49,047,113
18,330,000	Turquoise Card Backed Securities, Plc. 2012-1A1,2	06/17/19	1.226	18,358,778
5,373,247	Utah State Board of Regents 2011-12	05/01/29	1.179	5,379,534
9,769,209	Westlake Automobile Receivables Trust 2015-1A1	03/15/18	1.170	9,756,167
10,600,000	Westlake Automobile Receivables Trust 2015-1A1	11/16/20	2.290	10,549,441
21,340,000	Westlake Automobile Receivables Trust 2015-2A1	01/15/21	2.450	21,190,906
25,510,000	World Financial Network Credit Card Master Trust 2014-C	08/16/21	1.540	25,588,214
Total Asset Backed Securities (Identified cost $1,659,145,801)	1,657,075,254

COMMERCIAL MORTGAGE BACKED SECURITIES (11.1%)

15,540,000	Aventura Mall Trust 2013-AVM1,2	12/05/32	3.743	15,858,778
13,860,000	BBCMS Trust 2015-RRI1,2	05/15/32	2.476	13,462,451
26,807,000	BB-UBS Trust 2012-TFT1,2	06/05/30	3.468	26,034,299
6,349,000	BHMS Mortgage Trust 2014-ATLS1,2	07/05/33	2.880	6,142,374
32,018,000	BHMS Mortgage Trust 2014-ATLS1,2	07/05/33	4.691	31,622,677
12,240,000	BLCP Hotel Trust 2014-CLRN1,2	08/15/29	2.376	11,883,284
30,106,000	BXHTL Mortgage Trust 2015-JWRZ1,2	05/15/29	2.576	29,663,749
28,190,000	Carefree Portfolio Trust 2014-CARE1,2	11/15/19	2.826	27,932,273
35,000,000	CDGJ Commercial Mortgage Trust 2014-BXCH1,2	12/15/27	2.926	34,210,116
10,500,000	CGBAM Commercial Mortgage Trust 2014-HD1,2	02/15/31	1.626	10,478,538
7,457,000	CGBAM Commercial Mortgage Trust 2014-HD1,2	02/15/31	2.026	7,441,362
31,329,000	CG-CCRE Commercial Mortgage Trust 2014-FL21,2	11/15/31	3.326	31,435,860
2,085,000	Citigroup Commercial Mortgage Trust 2013-SMP1	01/12/30	2.738	2,089,432
24,520,000	Citigroup Commercial Mortgage Trust 2014-388G1,2	06/15/33	2.176	23,716,362
9,698,106	Commercial Mortgage Pass Through Certificates 2013-GAM1	02/10/28	1.705	9,552,331
9,690,000	Commercial Mortgage Pass Through Certificates 2013-GAM1,2	02/10/28	3.417	9,510,726
27,990,000	Commercial Mortgage Pass Through Certificates 2014-KYO1,2	06/11/27	2.074	27,252,245
22,660,000	Commercial Mortgage Pass Through Certificates 2014-TWC1,2	02/13/32	1.167	22,259,271
9,950,000	EQTY 2014-INNS Mortgage Trust1,2	05/08/31	2.024	9,664,909
16,426,042	GTP Cellular Sites LLC1	03/15/42	3.721	16,474,868
13,664,185	Hilton USA Trust 2013-HLF1,2	11/05/30	2.330	13,560,742
9,410,000	Hyatt Hotel Portfolio Trust 2015-HYT1,2	11/15/29	2.526	9,307,227
5,600,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH1,2	04/15/27	1.676	5,591,748
10,250,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH1,2	04/15/27	2.076	10,231,193
14,860,000	SBA Tower Trust1	12/15/42	2.933	15,126,523
35,700,000	SBA Tower Trust1	04/15/43	2.240	35,299,228
15,700,000	Unison Ground Lease Funding LLC1	04/15/40	5.349	16,280,760
14,500,000	Wells Fargo Commercial Mortgage Trust 2014-TISH1,2	02/15/27	2.276	14,092,611
20,108,443	WFCG Commercial Mortgage Trust 2015-BXRP1,2	11/15/29	1.548	19,873,456

Principal Amount	Maturity Date	Interest Rate	Value
COMMERCIAL MORTGAGE BACKED SECURITIES (continued)

$ 11,468,922	WFCG Commercial Mortgage Trust 2015-BXRP1,2	11/15/29	1.897%	$ 11,187,091
Total Commercial Mortgage Backed Securities (Identified cost $524,516,426)	517,236,484

CORPORATE BONDS (24.2%)

BANKS (4.9%)

24,290,000	ANZ New Zealand (Int'l), Ltd., London Branch1	02/01/19	2.250	24,378,124
34,000,000	BAC San Jose DPR Funding, Ltd.1,3	11/15/21	4.500	33,920,753
26,868,000	Bank of America Corp.	08/01/16	6.500	27,566,434
13,415,000	Bank of America Corp.	09/01/17	6.000	14,224,823
34,884,900	Citigroup Capital XIII2,4	10/30/40	6.986	35,680,276
11,925,000	Commonwealth Bank of Australia1,2	03/12/18	0.902	11,866,090
1,882,040	FNBC 1993-A Pass Through Trust	01/05/18	8.080	1,963,567
12,775,000	Mitsubishi UFJ Trust & Banking Corp.1	10/16/17	1.600	12,743,791
12,955,000	Royal Bank of Scotland, Plc.	03/16/16	4.375	13,008,634
11,375,000	Svenska Handelsbanken AB	04/04/17	2.875	11,584,630
21,500,000	Wells Fargo Bank N.A.	01/22/18	1.650	21,552,825
17,750,000	Westpac Banking Corp.	12/01/17	1.500	17,759,691
226,249,638
BEVERAGES (1.1%)

39,350,000	Anheuser-Busch InBev Finance, Inc.	02/01/19	1.900	39,422,483
12,695,000	Anheuser-Busch InBev Finance, Inc.	02/01/21	2.650	12,772,592
52,195,075
COMMERCIAL SERVICES (0.4%)

19,863,000	Experian Finance, Plc.1	06/15/17	2.375	19,834,794

COSMETICS/PERSONAL CARE (0.3%)

17,745,000	Avon Products, Inc.	03/15/20	6.350	13,131,300

DIVERSIFIED FINANCIAL SERVICES (6.7%)

11,244,468	AA Aircraft Financing 2013-1 LLC1	11/01/19	3.596	11,244,468
5,777,349	Ahold Lease Series 2001-A-1 Pass Through Trust	01/02/20	7.820	6,246,758
7,365,000	Air Lease Corp.	04/01/17	5.625	7,611,728
15,950,000	Air Lease Corp.	09/04/18	2.625	15,695,231
6,300,000	Alliance Data Systems Corp.1	12/01/17	5.250	6,315,750
12,000,000	Alliance Data Systems Corp.1	04/01/20	6.375	12,105,000
22,705,000	Athene Global Funding1	10/23/18	2.875	22,335,067
17,405,000	Caisse Centrale Desjardins1	09/12/17	1.550	17,338,478
18,418,573	CIC Central America Card Receivables, Ltd.3	11/05/20	4.500	18,440,709
10,500,000	CIC Receivables Master Trust3	10/07/21	4.890	10,592,699
3,000,000	Credit Acceptance Corp.	02/15/21	6.125	2,872,500
12,730,000	Denali Borrower LLC1	10/15/20	5.625	13,398,325
11,478,070	Doric Nimrod Air Alpha 2013-1 Pass Through Trust1	05/30/25	5.250	11,678,936

Principal Amount	Maturity Date	Interest Rate	Value

CORPORATE BONDS (continued)

DIVERSIFIED FINANCIAL SERVICES (continued)

$ 5,958,611	Doric Nimrod Air Finance Alpha, Ltd. 2012-1 (Class A) Pass Through Trust1	11/30/24	5.125%	$ 6,202,676
49,455,000	Drawbridge Special Opportunities Fund LP1	08/01/21	5.000	47,476,800
3,830,786	LS Power Funding Corp.	12/30/16	8.080	3,974,441
5,875,000	Morgan Stanley Capital Trust III4	03/01/33	6.250	6,008,950
8,922,925	Morgan Stanley Capital Trust VIII4	04/15/67	6.450	9,051,415
11,349,000	Murray Street Investment Trust I	03/09/17	4.647	11,686,565
38,284,000	Seven & Seven, Ltd.1,2	09/11/19	1.539	38,111,875
33,785,000	Vesey Street Investment Trust I	09/01/16	4.404	34,363,095
312,751,466
ELECTRIC (0.8%)

12,115,000	Korea East-West Power Co., Ltd.1	11/27/18	2.625	12,318,205
22,150,000	TransAlta Corp.	06/03/17	1.900	20,777,674
5,580,000	TransAlta Corp.	05/15/18	6.900	5,497,472
38,593,351
HEALTHCARE-PRODUCTS (0.2%)

7,995,000	Mallinckrodt International Finance S.A.	04/15/18	3.500	7,555,275
1,435,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC1	04/15/20	4.875	1,374,012
8,929,287
INSURANCE (1.3%)

15,985,000	Fairfax Financial Holdings, Ltd.1	05/15/21	5.800	17,087,038
11,050,000	Vitality Re IV, Ltd.1,2	01/09/18	2.750	11,101,935
33,100,000	Vitality Re V, Ltd.1,2	01/07/20	1.750	32,682,940
60,871,913
INTERNET (0.3%)

10,630,000	Expedia, Inc.	08/15/20	5.950	11,615,709

INVESTMENT COMPANIES (1.5%)

6,800,000	Ares Capital Corp.	11/30/18	4.875	7,010,759
17,570,000	Ares Capital Corp.	01/15/20	3.875	17,897,733
22,645,000	FS Investment Corp.	01/15/20	4.250	23,021,677
21,515,000	PennantPark Investment Corp.	10/01/19	4.500	21,260,005
69,190,174
MEDIA (0.4%)

16,485,000	TEGNA, Inc.	10/15/19	5.125	17,268,037

OIL & GAS (0.8%)

11,935,000	Korea National Oil Corp.1	01/23/19	2.750	12,137,549
21,552,175	Odebrecht Drilling Norbe VIII/IX, Ltd.1	06/30/22	6.350	7,758,783
10,711,200	Odebrecht Offshore Drilling Finance, Ltd.1	10/01/23	6.750	2,302,908
21,825,000	Petrobras Global Finance BV2	01/15/19	2.762	16,041,375
38,240,615
OIL & GAS SERVICES (0.3%)

30,728,000	Freeport-McMoran Oil & Gas LLC	11/15/20	6.500	15,517,640

Principal Amount	Maturity Date	Interest Rate	Value

CORPORATE BONDS (continued)

PHARMACEUTICALS (0.9%)

$ 14,270,000	AbbVie, Inc.	05/14/18	1.800%	$ 14,228,432
9,000,000	AbbVie, Inc.	05/14/20	2.500	8,933,058
6,950,000	Express Scripts Holding Co.	02/15/17	2.650	7,021,105
9,445,000	Pfizer, Inc.	03/30/17	6.050	10,002,680
40,185,275
PIPELINES (0.8%)

7,105,000	Enbridge Energy Partners LP	12/15/16	5.875	7,267,939
20,240,000	Enbridge Energy Partners LP	10/15/20	4.375	19,158,516
12,960,000	TransCanada PipeLines, Ltd.	01/15/19	3.125	12,998,025
39,424,480
REAL ESTATE (1.4%)

11,490,000	Prologis International Funding II SA1	02/15/20	4.875	12,232,725
17,000,000	RXR Realty3	10/01/20	5.400	17,184,977
32,965,000	Vonovia Finance BV1	10/02/17	3.200	33,317,726
62,735,428
REAL ESTATE INVESMENT TRUSTS (1.5%)

15,400,000	Digital Delta Holdings LLC1	10/01/20	3.400	15,573,250
25,330,000	Select Income REIT	02/01/22	4.150	24,694,268
22,000,000	Senior Housing Properties Trust	05/01/19	3.250	22,177,562
7,296,000	Welltower, Inc.	06/01/16	6.200	7,412,203
69,857,283
TELECOMMUNICATIONS (0.6%)

26,570,000	BellSouth Corp.1	04/26/21	4.821	26,803,843

Total Corporate Bonds (Identified cost $1,175,277,050)	1,123,395,308

LOAN PARTICIPATIONS AND ASSIGNMENTS (7.3%)

12,821,203	Aria Energy Operating LLC2	05/27/22	5.000	11,795,507
19,675,986	Astoria Energy LLC Term B2	12/24/21	5.000	18,839,756
53,000,000	Avago Technologies Cayman Holdings, Ltd. Term B12	02/01/23	4.250	52,113,840
20,000,000	Charter Communications Operating LLC (CCO Safari LLC) Term H2	08/24/21	3.250	19,813,800
3,000,000	Charter Communications Operating LLC (CCO Safari LLC) Term I2	01/24/23	3.500	2,995,140
11,309,014	Dell International LLC Term B22	04/29/20	4.000	11,271,920
9,985,911	Dell International LLC Term C2	10/29/18	3.750	9,960,946
44,844,330	Delos Finance S.a.r.l2	03/06/21	3.500	44,638,943
40,000,000	Express Scripts Holding Company (Express Scripts, Inc.)2	04/28/17	1.553	39,825,200
20,000,000	Freeport-McMorRan Copper & Gold, Inc. (PT Freeport Indonesia)2	05/31/18	2.430	15,000,000
20,776,038	HCA, Inc. Term B52	03/31/17	3.178	20,747,160
14,717,899	Mallinckrodt International Term B2	03/19/21	3.250	14,172,159
1,975,000	Mallinckrodt International Term B12	03/19/21	3.500	1,914,111
6,000,000	Rhode Island State Energy Center LP Term B2	12/19/22	5.750	5,820,000

Principal Amount	Maturity Date	Interest Rate	Value
LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)

$ 8,055,420	RPI Finance Trust Term B32	11/09/18	3.250%	$ 8,010,148
44,944,525	RPI Finance Trust Term B42	11/09/20	3.500	44,798,455
19,673,020	TPF II Power LLC Term B2	10/02/21	5.500	18,849,310
Total Loan Participations and Assignments (Identified cost $349,355,361)	340,566,395

MUNICIPAL BONDS (4.1%)

14,250,000	Baylor Health Care System, Revenue Bonds2	11/15/25	0.680	13,358,634
2,850,000	City of Portland, Oregon, General Obligation Bonds2	06/01/19	0.542	2,755,508
8,700,000	City of Portland, Oregon, General Obligation Bonds2	06/01/19	0.572	8,411,656
8,000,000	Michigan Finance Authority, Revenue Bonds	05/01/16	3.000	8,048,720
5,000,000	New Jersey Economic Development Authority, Revenue Bonds2	02/01/17	0.910	4,947,450
20,940,000	New Jersey Economic Development Authority, Revenue Bonds, NPFG5	02/15/17	0.000	20,501,098
28,005,000	New Jersey Economic Development Authority, Revenue Bonds, AGM5	02/15/18	0.000	26,856,515
4,360,000	New Jersey Economic Development Authority, Revenue Bonds	06/15/20	5.000	4,770,320
27,815,000	New Jersey Economic Development Authority, Revenue Bonds, XLCA5	07/01/20	0.000	23,480,588
3,600,000	New York State Energy Research & Development Authority, Revenue Bonds, NPFG2	12/01/20	0.421	3,474,745
7,140,000	Pennsylvania Industrial Development Authority, Revenue Bonds1	07/01/21	2.967	7,223,966
2,375,000	School District of Philadelphia, General Obligation Bonds	09/01/16	1.787	2,377,375
3,445,000	School District of Philadelphia, General Obligation Bonds	09/01/17	2.009	3,443,209
2,330,000	School District of Philadelphia, General Obligation Bonds	09/01/18	2.512	2,345,355
27,090,000	State of Illinois, General Obligation Bonds	03/01/16	4.961	27,183,731
7,110,000	State of Illinois, General Obligation Bonds, AGM	03/01/18	5.200	7,511,573
17,300,000	State of Illinois, General Obligation Bonds	07/01/21	6.200	18,808,214
16,650,000	Tobacco Settlement Financing Corp., Revenue Bonds5	06/01/41	0.000	4,257,904
Total Municipal Bonds (Identified cost $188,680,238)	189,756,561

U.S. GOVERNMENT AGENCY OBLIGATIONS (7.3%)

55,000,000	Fannie Mae Discount Notes5	03/01/16	0.000	54,985,379
65,000,000	Fannie Mae Discount Notes5	05/02/16	0.000	64,933,765
75,000,000	Federal Home Loan Bank Discount Notes5	02/17/16	0.000	74,991,611
50,000,000	Federal Home Loan Bank Discount Notes5	02/19/16	0.000	49,994,200
35,000,000	Federal Home Loan Bank Discount Notes5	02/26/16	0.000	34,996,597
216,925	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	04/01/36	2.393	229,926
116,853	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	12/01/36	2.124	123,163
72,572	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	01/01/37	2.330	76,714
140,975	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	02/01/37	2.449	150,286

Principal Amount	Maturity Date	Interest Rate	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)

$ 13,448,376	Federal National Mortgage Association (FNMA)	07/01/35	5.000%	$ 14,914,309
935,426	Federal National Mortgage Association (FNMA)	11/01/35	5.500	1,057,665
101,307	Federal National Mortgage Association (FNMA)2	07/01/36	2.736	107,918
210,008	Federal National Mortgage Association (FNMA)2	09/01/36	2.447	222,378
164,026	Federal National Mortgage Association (FNMA)2	01/01/37	2.714	173,634
801,096	Federal National Mortgage Association (FNMA)	08/01/37	5.500	902,853
9,029,983	Federal National Mortgage Association (FNMA)	08/01/37	5.500	10,216,059
3,967,413	Federal National Mortgage Association (FNMA)	06/01/40	6.500	4,566,628
25,000,000	Freddie Mac Discount Notes5	02/03/16	0.000	24,999,750
21,877	Government National Mortgage Association (GNMA)2	08/20/29	1.875	22,601
Total U.S. Government Agency Obligations (Identified cost $336,408,975)	337,665,436

U.S. INFLATION LINKED DEBT (0.2%)

10,449,300	U.S. Treasury Inflation Indexed Note	04/15/17	0.125	10,456,646
Total U.S. Inflation Linked Debt (Identified cost $10,653,046)	10,456,646

U.S. TREASURY NOTES (1.6%)

30,000,000	U.S. Treasury Note	02/15/16	0.375	30,000,300
45,000,000	U.S. Treasury Note	03/15/16	0.375	44,997,345
Total U.S. Treasury Notes (Identified cost $75,011,291)	74,997,645

U.S. TREASURY BILLS (9.8%)

45,000,000	U.S. Treasury Bill5	02/04/16	0.000	44,999,511
45,000,000	U.S. Treasury Bill5	02/18/16	0.000	44,996,749
50,000,000	U.S. Treasury Bill5	03/03/16	0.000	49,991,088
55,000,000	U.S. Treasury Bill5	03/10/16	0.000	54,991,292
80,000,000	U.S. Treasury Bill5	03/17/16	0.000	79,982,825
35,000,000	U.S. Treasury Bill5	04/14/16	0.000	34,979,770
60,000,000	U.S. Treasury Bill5	04/28/16	0.000	59,954,399
55,200,000	U.S. Treasury Bill5,6	05/05/16	0.000	55,153,466
28,000,000	U.S. Treasury Bill5	05/12/16	0.000	27,974,436
Total U.S. Treasury Bills (Identified cost $453,045,274)	453,023,536

TOTAL INVESTMENTS (Identified cost $4,772,093,462)7	101.3%	$ 4,704,173,265
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.3)%	(59,503,351)
NET ASSETS	100.0%	$ 4,644,669,914

__________

1
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at January 31, 2016 was $2,429,527,840 or 52.3% of net assets. Unless otherwise noted, these securities are not considered illiquid.

2	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2016 coupon or interest rate.
3	The Fund’s Investment Adviser has deemed this security to be illiquid based upon the SEC definition of an illiquid security.
4	Trust Preferred Security.
5	Security issued with zero coupon. Income is recognized through accretion of discount.
6	All or a portion of this security is held at the broker as collateral for open futures contracts.
7
The aggregate cost for federal income tax purposes is $4,772,093,462, the aggregate gross unrealized appreciation is $14,807,651 and the aggregate gross unrealized depreciation is $82,727,848 resulting in net unrealized depreciation of $67,920,197.

Abbreviations:
AGM	−	Assured Guaranty Municipal Corp.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
NPFG	−	National Public Finance Guarantee Corporation.
XLCA	−	XL Capital Assurance, Inc.

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2016 (unaudited)

A. FAIR VALUE MEASUREMENTS
BBH Limited Duration Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical investments.

—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2016 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2016.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2016
Asset Backed Securities	$ –	$ 1,601,950,697	$ 55,124,557	$ 1,657,075,254
Commercial Mortgage Backed Securities	–	517,236,484	–	517,236,484
Corporate Bonds	50,740,641	1,072,654,667	–	1,123,395,308
Loan Participations and Assignments	–	340,566,395	–	340,566,395
Municipal Bonds	–	189,756,561	–	189,756,561
U.S. Government Agency Obligations	–	337,665,436	–	337,665,436
U.S. Inflation Linked Debt	–	10,456,646	–	10,456,646
U.S. Treasury Notes	–	74,997,645	–	74,997,645
U.S. Treasury Bills	–	453,023,536	–	453,023,536
Total Investments, at value	$ 50,740,641	$ 4,598,308,067	$ 55,124,557	$ 4,704,173,265

Other Financial Instruments, at value
Financial Futures Contracts	$ (14,512,930)	$ –	$ –	$ (14,512,930)
Other Financial Instruments, at value	$ (14,512,930)	$ –	$ –	$ (14,512,930)

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended January 31, 2016.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended January 31, 2016:

Asset backed Securities
Balance as of October 31, 2015	$60,734,353
Purchases	–
Sales / Paydowns	(5,734,208)
Realized gains (losses)	36,114
Change in unrealized appreciation (depreciation)	81,956
Amortization	6,342
Balance as of January 31, 2016	$55,124,557

The Fund’s investments classified as Level 3 were valued utilizing broker quotes.

B. FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at January 31, 2016:

Description	Number of Contracts	Expiration Date	Market Value	Notional Amount	Unrealized Gain/(Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	3,140	March 2016	$ 686,482,500	$ 683,015,312	$ (3,467,188)
U.S. Treasury 5-Year Notes	5,040	March 2016	608,186,250	597,751,875	(10,434,375)
U.S. Treasury 10-Year Notes	185	March 2016	23,971,953	23,360,586	(611,367)
					$ (14,512,930)

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
January 31, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (96.2%)

	Alabama (0.4%)
$ 290,000	Alabama 21st Century Authority, Revenue Bonds	06/01/21	5.000%	$ 337,096
	Total Alabama			337,096

	Arizona (2.1%)
100,000	Coconino County Pollution Control Corp., Revenue Bonds, FGIC1	09/01/32	1.059	93,198
425,000	Salt Verde Financial Corp., Revenue Bonds	12/01/19	5.250	480,505
55,000	Salt Verde Financial Corp., Revenue Bonds	12/01/22	5.250	65,656
745,000	Salt Verde Financial Corp., Revenue Bonds	12/01/24	5.250	903,082
60,000	Salt Verde Financial Corp., Revenue Bonds	12/01/26	5.250	73,332
300,000	Salt Verde Financial Corp., Revenue Bonds	12/01/32	5.000	360,681
	Total Arizona			1,976,454

	California (7.6%)
2,000,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG2	08/01/29	0.000	1,306,560
1,000,000	Grossmont Union High School District, General Obligation Bonds2	08/01/27	0.000	717,430
25,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/19	5.250	28,268
505,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/22	5.250	595,622
720,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/23	5.250	856,987
30,000	Long Beach Bond Finance Authority, Revenue Bonds1	11/15/27	1.692	28,499
395,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/30	5.500	499,181
1,150,000	Northern California Transmission Agency, Revenue Bonds, NPFG1	05/01/24	0.963	1,088,966
1,275,000	Northern California Transmission Agency, Revenue Bonds, NPFG1	05/01/24	0.970	1,207,331
1,000,000	Washington Unified School District - Yolo County, General Obligation Bonds, NPFG2	08/01/29	0.000	636,160
	Total California			6,965,004

	Colorado (0.4%)
415,000	Denver Health & Hospital Authority, Revenue Bonds1	12/01/33	1.378	383,522
	Total Colorado			383,522

	Connecticut (1.1%)
125,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/22	3.250	129,861
140,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/23	3.450	145,274
725,000	State of Connecticut, General Obligation Bonds1	03/01/25	1.000	706,172
	Total Connecticut			981,307

	Florida (1.7%)
1,080,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/27	5.000	1,263,470
35,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/25	5.000	41,118
10,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/26	5.000	11,710
300,000	Pinellas County Health Facilities Authority, Revenue Bonds, NPFG1	11/15/23	0.587	280,918
	Total Florida			1,597,216

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)
	Georgia (0.6%)
$ 500,000	Monroe County Development Authority, Revenue Bonds1	01/01/39	2.400%	$ 515,015
	Total Georgia			515,015

	Hawaii (0.4%)
300,000	State of Hawaii Airports System Revenue, Certificates of Participation	08/01/21	5.000	352,584
	Total Hawaii			352,584

	Illinois (7.7%)
90,000	Chicago Park District, General Obligation Bonds	11/15/16	5.000	92,599
525,000	Chicago Park District, General Obligation Bonds	01/01/18	4.250	550,977
75,000	Chicago Park District, General Obligation Bonds	01/01/19	3.000	77,089
360,000	Chicago Park District, General Obligation Bonds	01/01/19	4.000	380,153
100,000	Chicago Park District, General Obligation Bonds	01/01/19	5.000	108,412
115,000	Chicago Park District, General Obligation Bonds	01/01/20	5.000	126,502
30,000	Chicago Transit Authority, Revenue Bonds, AMBAC	06/01/16	5.250	30,369
100,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/17	5.000	104,989
110,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/19	5.250	118,611
710,000	Chicago Transit Authority, Revenue Bonds	06/01/19	5.500	776,939
500,000	Chicago Transit Authority, Revenue Bonds	06/01/20	5.000	559,450
325,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/20	5.250	349,359
320,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/22	5.000	343,424
190,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/23	5.250	202,181
150,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/24	5.250	159,196
135,000	Metropolitan Pier & Exposition Authority, Revenue Bonds, NPFG2	12/15/19	0.000	122,916
170,000	Metropolitan Pier & Exposition Authority, Revenue Bonds, NPFG2	12/15/21	0.000	144,162
105,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/19	5.125	117,236
95,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/21	5.375	111,807
375,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/23	5.500	442,669
500,000	State of Illinois, General Obligation Bonds	02/01/19	5.000	543,385
185,000	State of Illinois, General Obligation Bonds	04/01/20	5.000	205,329
200,000	State of Illinois, General Obligation Bonds	08/01/21	5.000	226,398
1,000,000	State of Illinois, General Obligation Bonds	07/01/22	5.000	1,137,070
	Total Illinois			7,031,222

	Kansas (0.4%)
200,000	City of La Cygne, Revenue Bonds, NPFG1	04/15/27	0.020	178,011
100,000	City of St. Marys, Revenue Bonds, NPFG1	04/15/32	0.020	90,041
100,000	City of Wamego, Revenue Bonds, NPFG1	04/15/32	0.020	89,946
	Total Kansas			357,998

	Kentucky (4.5%)
3,000,000	Carroll County, Revenue Bonds, AMBAC1	10/01/32	0.742	2,724,105
1,340,000	Kentucky Housing Corp., Revenue Bonds3	07/01/19	4.250	1,388,602
	Total Kentucky			4,112,707

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)
	Maryland (1.4%)
$ 1,000,000	County of Baltimore, General Obligation Bonds	08/01/23	5.000%	$ 1,253,660
	Total Maryland			1,253,660

	Massachusetts (1.2%)
100,000	Commonwealth of Massachusetts, Revenue Bonds, AGM1	06/01/17	3.102	102,086
1,000,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/21	2.500	1,008,110
	Total Massachusetts			1,110,196

	Michigan (3.9%)
220,000	Detroit City School District, General Obligation Bonds, FGIC	05/01/20	6.000	263,769
250,000	Detroit City School District, General Obligation Bonds, FGIC	05/01/21	6.000	305,540
350,000	Detroit City School District, General Obligation Bonds	05/01/23	5.000	416,773
95,000	Detroit City School District, General Obligation Bonds, BHAC, FGIC	05/01/25	5.250	111,530
55,000	Detroit City School District, General Obligation Bonds, AGM	05/01/27	5.250	68,400
305,000	Detroit City School District, General Obligation Bonds, AGM	05/01/29	6.000	382,903
1,510,000	Detroit City School District, General Obligation Bonds, AGM	05/01/30	5.250	1,879,512
105,000	Michigan Finance Authority, Revenue Bonds	05/01/19	5.000	117,408
	Total Michigan			3,545,835

	Missouri (0.6%)
300,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, AMBAC1	06/01/31	0.704	277,142
310,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, AMBAC1	06/01/31	0.706	286,638
	Total Missouri			563,780

	Montana (0.5%)
445,000	Montana Board of Housing, Revenue Bonds	12/01/43	3.000	459,556
	Total Montana			459,556

	Nebraska (0.1%)
90,000	Central Plains Energy Project, Revenue Bonds	09/01/27	5.000	103,803
	Total Nebraska			103,803

	Nevada (2.4%)
1,000,000	County of Washoe, Revenue Bonds, AMBAC1	08/01/31	1.061	921,753
500,000	County of Washoe, Revenue Bonds, AMBAC1	03/01/36	1.064	459,011
900,000	County of Washoe, Revenue Bonds, NPFG1	03/01/36	1.070	832,511
	Total Nevada			2,213,275

	New Jersey (18.6%)
1,270,000	New Jersey Economic Development Authority, Revenue Bonds1	02/01/17	0.910	1,256,652
2,000,000	New Jersey Economic Development Authority, Revenue Bonds	06/15/23	5.000	2,228,960
1,000,000	New Jersey Transit Corp., Revenue Bonds	09/15/19	5.000	1,103,040
1,050,000	New Jersey Transit Corp., Revenue Bonds	09/15/20	5.000	1,181,807
200,000	New Jersey Transit Corp., Revenue Bonds	09/15/21	5.000	229,204
300,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	12/15/23	5.500	346,962

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)
	New Jersey (continued)
$ 1,150,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds2	12/15/26	0.000%	$ 728,939
1,850,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds2	12/15/30	0.000	942,261
1,200,000	New Jersey Turnpike Authority, Revenue Bonds, NPFG1	01/01/30	0.376	1,109,269
650,000	New Jersey Turnpike Authority, Revenue Bonds, NPFG1	01/01/30	0.467	600,850
925,000	New Jersey Turnpike Authority, Revenue Bonds, NPFG1	01/01/30	0.467	855,054
5,750,000	Tobacco Settlement Financing Corp., Revenue Bonds2	06/01/41	0.000	1,470,448
20,155,000	Tobacco Settlement Financing Corp., Revenue Bonds2	06/01/41	0.000	5,056,083
	Total New Jersey			17,109,529

	New York (11.3%)
1,075,000	Metropolitan Transportation Authority, Revenue Bonds, AGM1	11/01/22	0.851	1,028,873
50,000	Metropolitan Transportation Authority, Revenue Bonds, AGM1	11/01/22	0.861	47,848
150,000	New York City Transit Authority/Metropolitan Trans Authority/Triborough Bridge & Tunnel Authority, Certificates of Participation, AMBAC1,3	01/01/30	1.170	138,409
50,000	New York City Transit Authority/Metropolitan Trans Authority/Triborough Bridge & Tunnel Authority, Certificates of Participation, AMBAC1,3	01/01/30	1.177	46,050
400,000	New York City Transit Authority/Metropolitan Trans Authority/Triborough Bridge & Tunnel Authority, Certificates of Participation, AMBAC1,3	01/01/30	1.184	369,025
300,000	New York State Energy Research & Development Authority, Revenue Bonds1	04/01/20	0.444	290,116
120,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC1	12/01/23	1.066	114,880
225,000	New York State Energy Research & Development Authority, Revenue Bonds, FGIC1	06/01/25	1.066	206,445
700,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC1	12/01/25	1.077	667,537
1,845,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC1	12/01/25	1.077	1,759,436
500,000	New York State Energy Research & Development Authority, Revenue Bonds1	07/01/26	2.375	507,585
210,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC1	12/01/26	1.063	196,815
300,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC1	03/01/27	1.055	285,671
110,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC1	07/01/27	1.063	104,303
1,890,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC1	07/01/27	1.069	1,792,051
1,070,000	New York State Energy Research & Development Authority, Revenue Bonds, XLCA1	07/01/29	1.066	1,013,240

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)
	New York (continued)
$ 1,925,000	New York State Energy Research & Development Authority, Revenue Bonds, NPFG1	04/01/34	1.170%	$ 1,824,459
	Total New York			10,392,743

	North Carolina (3.6%)
1,405,000	County of Mecklenburg, General Obligation Bonds	04/01/24	5.000	1,776,454
1,250,000	State of North Carolina, General Obligation Bonds	06/01/23	5.000	1,568,275
	Total North Carolina			3,344,729

	Oregon (1.5%)
1,615,000	Clackamas Community College District, General Obligation Bonds2	06/15/23	0.000	1,408,070
	Total Oregon			1,408,070

	Pennsylvania (3.4%)
190,000	Allegheny County Airport Authority, Revenue Bonds	01/01/21	5.000	218,935
150,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/22	5.000	175,240
50,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/23	5.000	59,141
1,000,000	School District of Philadelphia, General Obligation Bonds	09/01/21	5.000	1,107,030
400,000	School District of Philadelphia, General Obligation Bonds	09/01/22	5.250	444,912
215,000	School District of Philadelphia, General Obligation Bonds, AGM, FGIC	06/01/24	5.000	250,927
500,000	State Public School Building Authority, Revenue Bonds	04/01/25	5.000	543,530
345,000	State Public School Building Authority, Revenue Bonds	04/01/31	5.000	364,620
	Total Pennsylvania			3,164,335

	Tennessee (1.9%)
1,455,000	Tennessee Energy Acquisition Corp., Revenue Bonds	02/01/23	5.000	1,713,641
	Total Tennessee			1,713,641

	Texas (8.0%)
325,000	City of Houston Airport System, Revenue Bonds, AGM1	07/01/30	0.860	296,903
825,000	City of Houston Airport System, Revenue Bonds, AGM1	07/01/30	0.860	753,975
225,000	City of Houston Airport System, Revenue Bonds, XLCA1	07/01/32	0.851	208,941
75,000	City of Houston Airport System, Revenue Bonds, XLCA1	07/01/32	0.856	69,499
575,000	City of Houston Airport System, Revenue Bonds, XLCA1	07/01/32	0.856	532,800
1,805,000	Grand Prairie Independent School District, General Obligation Bonds	02/15/24	5.250	2,285,798
3,100,000	North Texas Tollway Authority, Revenue Bonds, AGC2	01/01/29	0.000	2,060,167
300,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/19	5.250	340,290
45,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/20	5.250	52,089
170,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/21	5.250	200,437
445,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/23	5.250	534,000
	Total Texas			7,334,899

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)
	Utah (2.8%)
$ 2,000,000	State of Utah, General Obligation Bonds	07/01/24	5.000%	$ 2,547,560
	Total Utah			2,547,560

	Virginia (4.9%)
3,570,000	Commonwealth of Virginia, General Obligation Bonds	06/01/23	5.000	4,473,317
	Total Virginia			4,473,317

	Washington (2.9%)
1,000,000	Port of Seattle, Revenue Bonds	04/01/23	5.000	1,211,830
180,000	Washington State Housing Finance Commission, Revenue Bonds, FHLMC, FNMA, GNMA	12/01/21	2.900	185,558
1,030,000	Washington State Housing Finance Commission, Revenue Bonds	12/01/22	2.600	1,051,373
185,000	Washington State Housing Finance Commission, Revenue Bonds, FHLMC, FNMA, GNMA	12/01/22	3.050	193,360
	Total Washington			2,642,121

	Wisconsin (0.3%)
260,000	County of Milwaukee Airport Revenue, Revenue Bonds	12/01/28	5.250	307,900
	Total Wisconsin			307,900
	Total Municipal Bonds (Identified cost $85,869,200)			$ 88,299,074

TOTAL INVESTMENTS (Identified cost $85,869,200)4			96.2%	$ 88,299,074
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			3.8%	3,527,151
NET ASSETS			100.0%	$ 91,826,225

1	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2016 coupon or interest rate.
2	Security issued with a zero coupon. Income is recognized through accretion of discount.
3	The Fund’s Investment Adviser has deemed this security to be illiquid based upon the SEC definition of an illiquid security.
4
The aggregate cost for federal income tax purposes is $85,869,200 the aggregate gross unrealized appreciation is $2,703,463 and the aggregate gross unrealized depreciation is $273,589 resulting in net unrealized appreciation of $2,429,874.

Abbreviations:

AGC	−	Assured Guaranty Corp.
AGM	−	Assured Guaranty Municipal Corp.
AMBAC	−	AMBAC Financial Group, Inc.
BHAC	−	Berkshire Hathaway Assurance Corporation.
FGIC	−	Financial Guaranty Insurance Company.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
NPFG	−	National Public Finance Guarantee Corp.
XLCA	−	XL Capital Assurance, Inc.

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2016 (unaudited)

FAIR VALUE MEASUREMENTS
BBH Intermediate Municipal Bond Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2016.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2016
Municipal Bonds**	$ –	$ 88,299,074	$ –	$ 88,299,074
Total Investments, at value	$ –	$88,299,074	$ –	$ 88,299,074

*   The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended January 31, 2016.
** For geographical breakdown of municipal bond investments, refer to the Portfolio of Investments.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
BBH TRUST

/s/ Jean-Pierre Paquin
By (Signature and Title)*

Jean-Pierre Paquin
President - Principal Executive Officer

Date:  March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Jean-Pierre Paquin
Jean-Pierre Paquin
President - Principal Executive Officer

Date: March 30, 2016

By (Signature and Title)*

/s/ Charles H. Schreiber
Charles H. Schreiber
Treasurer - Principal Financial Officer

Date:  March 30, 2016

* Print name and title of each signing officer under his or her signature.